Investments	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Investments

13.	Investments

13.1.	Interest in subsidiaries and associates:

The details of the Company's subsidiaries at the end of each year are shown below:

			Direct and indirect equity interest - %
			2023	2022
	Companies
	Subsidiaries
CBD	Novasoc Comercial Ltda. (“Novasoc”)	Brazil	100.00	100.00
	GPA 2 Empreend. e Participações Ltda. (“GPA 2”)	Brazil	100.00	100.00
	GPA Logística e Transporte Ltda. (“GPA Logística”)	Brazil	100.00	100.00
	GPA Holding Empreendimentos e Participações Ltda.("GPA Holding")	Brazil	100.00	100.00
	Stix Fidelidade e Inteligência S.A. ("Stix")	Brazil	66.67	66.67
	Cheftime Comércio de Refeições S/A ("Cheftime") (*)	Brazil	100.00	100.00
	GPA Malls & Properties Gestão de Ativos e Serviços Imobiliários Ltda. (“GPA M&P”)	Brazil	100.00	100.00
	Fronteira Serviços Imobiliários Ltda.("Fronteira")	Brazil	100.00	100.00
	Place2B Serviços Imobiliários Ltda.("Place2B")	Brazil	100.00	100.00
	Companhia Brasileira de Distribuição Luxembourg Holding S.à.r.l. ("CBDLuxco”)(**)	Luxembourg	-	100.00
	Companhia Brasileira de Distribuição Netherlands Holding B.V. (“CBDDutchco”)(**)	Netherlands	-	100.00
Éxito(*)	Almacenes Éxito S.A. ("Éxito")	Colombia	-	96.52
	Éxito Industrias S.A.S. ("Éxito Industrias")	Colombia	-	94.54
	Fideicomiso Lote Girardot	Colombia	-	96,52
	Éxito Viajes y Turismo S.A.S.	Colombia	-	49.22
	Almacenes Éxito Inversiones S.A.S. (Móvil Éxito)	Colombia	-	96.52
	Transacciones Energéticas S.A.S	Colombia	-	96.52
	Marketplace Internacional Éxito y Servicios S.A.S. (MPI)	Colombia	-	96.52
	Logística, Transporte y Servicios Asociados S.A.S. (LTSA)	Colombia	-	96.52
	Depósitos y Soluciones Logísticas S.A.S.	Colombia	-	96.52
	Patrimonio Autónomo Iwana	Colombia	-	49.22
	Patrimonio Autónomo Viva Malls	Colombia	-	49.22
	Patrimonio Autónomo Viva Sincelejo	Colombia	-	25.10
	Patrimonio Autónomo Viva Villavicencio	Colombia	-	25.10
	Patrimonio Autónomo San Pedro Etapa I	Colombia	-	25.10
	Patrimonio Autónomo Centro Comercial	Colombia	-	25.10
	Patrimonio Autónomo Viva Laureles	Colombia	-	39.38
	Patrimonio Autónomo Viva Palmas	Colombia	-	25.10
	Patrimonio Autónomo Centro Comercial Viva	Colombia	-	44.30
	Spice investment Mercosur	Uruguay	-	96.52
	Larenco S.A.	Uruguay	-	96.52
	Geant Inversiones S.A.	Uruguay	-	96.52
	Lanin S.A.	Uruguay	-	96.52
	5 Hermanos Ltda.	Uruguay	-	96.52
	Sumelar S.A.	Uruguay	-	96.52
	Gestión Logística S.A.	Uruguay	-	96.52
	Supermercados Disco del Uruguay S.A.	Uruguay	-	60.31
	Maostar S.A.	Uruguay	-	30.16
	Ameluz S.A.	Uruguay	-	60.31
	Fandale S.A.	Uruguay	-	60.31
	Odaler S.A.	Uruguay	-	60.31
	La Cabaña S.R.L.	Uruguay	-	60.31
	Ludi S.A.	Uruguay	-	60.31
Semin S.A.	Uruguay	-	60.31
Randicor S.A.	Uruguay	-	60.31
Setara S.A.	Uruguay	-	60.31
Hiper Ahorro S.R.L.	Uruguay	-	60.31
Ciudad del Ferrol S.C.	Uruguay	-	59.11
Mablicor S.A.	Uruguay	-	30.76
Tipsel S.A.	Uruguay	-	96.52
Tedocan S.A.	Uruguay	-	96.52
Vía Artika S. A.	Uruguay	-	96.52
Group Disco del Uruguay S.A.	Uruguay	-	60.31
Devoto Hermanos S.A.	Uruguay	-	96.52
Mercados Devoto S.A.	Uruguay	-	96.52
Libertad S.A.	Argentina	-	96.52
Onper Investment 2015 S.L	Spain	-	96.52
Spice España de Valores Americanos S.L.	Spain	-	96.52
Gelase S. A.	Belgium	-	96.52

(*)	The Company lost control of Éxito in July 2023 due to the segregation process with the delivery of Éxito shares to GPA shareholders (Note 1.2). The Company remained with a 13.31% stake, assessed as a Fair Value investment as it did not have significant influence and it was totally received in cash in January 2024.

(**)	The Company lost significant influence in the companies Companhia Brasileira de Distribuição Netherlands Holding B.V. (“CBDDutchco”) and Companhia Brasileira de Distribuição Luxembourg Holding S.à.r.l. ("CBDLuxco”) due to the sale to Casino of the stake held in Cnova (Note 1.5).

The details of the Company's associates at the end of each year are shown below:

			Direct and indirect equity interest - %
	Companies		2023	2022

	Subsidiaries

FIC	Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”)	Brazil	17.88	17.88
	FIC Promotora de Vendas Ltda. (“FIC Promotora”)	Brazil	-	17.88
	Bellamar Empreend. e Participações Ltda. (“Bellamar”)	Brazil	50.00	50.00

Cnova N.V.(*)	Cnova N.V. (“Cnova Holanda”)	Netherlands	-	33.98
	Cdiscount Afrique SAS (“Cdiscount Afrique”)	France	-	33.98
	Cdiscount International BV (“Cdiscount Internacional”)	Netherlands	-	33.98
	Cnova France SAS (“Cnova France”)	France	-	33.98
	Cdiscount S.A. (“Cdiscount”)	France	-	33.87
	Cdiscount Sénégal SAS (“Cdiscount Sénégal”)	Senegal	-	33.98
	Cdiscount Cameroun SAS (“Cdiscount Cameroun”)	Cameroon	-	33.98
	CLatam AS Uruguay (“CLatam”)	Uruguay	-	23.79
	Cdiscount Uruguay S.A. (“Cdiscount Uruguay”)	Uruguay	-	23.79
	Ecdiscoc Comercializadora S.A. (Cdiscount Ecuador) (“Ecdiscoc Comercializadora”)	Ecuador	-	23.78
	Cnova Pay	France	-	33.98
	BeezUP SAS ("BezzUp")	France	-	25.29
	CARYA	France	-	33.87
	HALTAE	France	-	33.87
	C-Logistics	France	-	28.56
	NEOSYS	France	-	17.33
	Neotech Solutions	Morocco	-	17.33
	NEOSYS Tunisie	Tunisia	-	17.33
	C Chez Vous	France	-	1.70
	C-Shield	France	-	33.87
	MAAS	France	-	33.87
	C-TECHNOLOGY (former C-Payment)	France	-	33.87
	CLR	France	-	28.56

Éxito(**)	Puntos Colombia S.A.S ("Puntos")	Colombia	-	48.26
	Compañia de Financiamento Tuya S.A. ("Tuya")	Colombia	-	48.26
	Cnova N.V (“Cnova Holanda”)	Netherlands	-	0.18
	Sara ANB S.A.S	Colômbia	-	48.26

(*)	The Company lost significant influence in the Company Cnova N.V. due to the sale to Casino of the interest held, see note 1.5.

(**)	The Company lost control on Éxito in July 2023 due to the segregation process with the delivery of Éxito shares to GPA shareholders, see note 1.2.

13.2.	Associates

Investments in associates are accounted for under the equity method when Group exercises significant influence, but not control, and (a) it is part of the shareholders’ agreement, appointing certain officers and having voting rights in certain relevant decisions; and (b) it has power to participate in the operational and financial decisions. The Group’s relevant associates are:

(i)	FIC managed by Itaú Unibanco S.A. (“Itaú Unibanco”);
(ii)	Cnova N.V. which holds mainly on e-commerce in France, which in November 2023 as a result of the sale of the interest held in Cnova, see note 1.5, Cnova N.V also ceased to be an associated company; and
(iii)	Tuya, financial institution invested by Éxito, which in July 2023, due to the segregation process with the delivery of Éxito shares to GPA shareholders, see note 1.2, Tuya ceased to be an associated company.

Associates have no restriction on transfer resources to the Company, for example, in the form of dividends.

The summarized financial statements are as follows:

	FIC		Cnova N.V.		Tuya
	2023	2022	2023	2022	2023	2022

Current assets	9,649	11,682	-	2,304	-	5,355
Non-current assets	1	32	-	3,591	-	144
Total assets	9,650	11,714	-	5,895	-	5,499

Current liabilities	7,804	9,963	-	5,351	-	2,329
Non-current liabilities	88	174	-	2,677	-	2,588
Shareholders’ equity	1,758	1,577	-	(2,133)	-	582
Total liabilities and shareholders’ equity	9,650	11,714	-	5,895	-	5,499

	FIC			Cnova N.V.				Tuya
Statements of Income:	2023	2022	2021	2023	2022	2021	2023	2022	2021

Revenues	1,378	1,411	1,034	4,846	9,345	13,824	52	490	783
Operating income (loss)	486	412	482	(128)	(279)	54	(247)	(121)	35
Net income (loss) for the year	293	245	265	(476)	(716)	(313)	(142)	(89)	15

In applying the equity method in FIC, a special goodwill reserve of R$122 recorded by FIC is deducted from its shareholders’ equity, since it represents Itaú Unibanco’s exclusive right.

13.3.	Breakdown of investments

	2023	2022

Investments	864	833
Provision for investment losses–Cnova N.V (*).	-	(863)
Investment	864	(30)

(*)	Considering the scenario of disposal of the investment in Cnova N.V, the Company reversed the provision for loss of investment in the period ended September 30, 2023. At the end of November, negotiations for the indirect sale of the interest held in CNova N.V to the controlling shareholder Casino Guichard Perrachon was completed for a cost of €10 million (R$53.5 million) (see note 1.5).

13.4.	Breakdown of investments and rollforward:

	Bellamar	Tuya	Cnova N.V	Others	Total
Balances at 12.31.2021	789	439	(678)	15	565
Share of profit (loss) of associates – continuing operation	44	-	(249)	-	(205)
Share of profit (loss) of associates – discontinuing operation	-	(44)	-	2	(42)
Share of other comprehensive income	-	(95)	72	(3)	(26)
Capital increase	-	54	-	1	55
Other	-	-	-	(1)	(1)
Assets held for sale or distribution (Note 1.2)	-	(354)	(8)	(14)	(376)

Balances at 12.31.2022	833	-	(863)	-	(30)
Share of profit (loss) of associates – continuing operation	51	-	717	-	768
Share of profit (loss) of associates – discontinuing operation	-	(71)	-	2	(69)
Dividends and interest on own capital - continuing operation	(20)	-	-	-	(20)
Share of other comprehensive income	-	44	56	2	102
Capital increase	-	39	-	-	39
Write-off Cnova	-	-	91	-	91
Deconsolidation Éxito(Note 1.2)	-	(12)	(1)	(4)	(17)
Balances at 12.31.2023	864	-	-	-	864

13.4.1 Share buyback

On March 24, 2022, it was approved the proposal to distribute to shareholders the results of Grupo Éxito in the amount of 487 billion Colombian pesos, of which 237 billion Colombian pesos were paid on March 31, 2022 as dividends and the remaining amount of 250 billion of Colombian pesos (equivalent to R$315 as of March 31, 2022) were related to the share buyback program of Grupo Éxito. It was allocated 147 billion Colombian pesos to this program (equivalent to R$186 as of March 31, 2022) from the expansion reserve, corresponding to 2020 net results.

On June 1, 2022, the members of the Company's Board of Directors approved the adhesion to the Share Buyback Program of subsidiary Éxito, for the sale of 3.4% of the shares of Éxito held by the Company and its subsidiary GPA2. The program was concluded on June 22, 2022, with the receipt of R$398 by GPA, being R$378 for the Company and R$20 by GPA2. The Company had its interest in Éxito changed from 91.57% to 91.52%, and GPA2 maintained its 5% shares.

13.4.2 Impairment of investment

The recoverable value of investments is determined through a calculation based on value in use. It was considered the current structure of the business (organic growth, without acquisition) and the projections were based on the business plan prepared and approved by the Management for the next three years. It was used assumptions of portfolio growth equivalent to the interest rate, maintenance/decrease in default and maintenance of administrative expenses.

The economic-financial assessment was based on the discounted dividend flow approach, with the dividend flows projected and discounted to present value by the CAPM (Capital Asset Pricing Model) over a projection horizon and residual value until 2034. The discount rate in nominal terms used was 13%.

The test was carried out to ensure whether the investment might not be recoverable in the year ending December 31, 2023. As a result of this analysis, it was not identified need to record a provision for impairment of the investment held at FIC.